Income Taxes - Schedule of Components of Income Tax Expense (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Federal	$ 34	$ (237)
State	118	68
Total current provision (benefit)	$ 152	$ (169)